INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES [abstract]
INCOME TAXES [Text Block]

8. INCOME TAXES

Income tax expense differs from the amount that would result from applying Canadian income tax rates to earnings before income taxes. These differences result from the following items:

	Year ended
	December 31,	December 31,
	2025	2024
Loss before income taxes	$(3,572)	$(5,424)
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	(964)	(1,464)
Difference between Canadian and foreign tax rate	(181)	(128)
Permanent differences	(3,116)	890
Changes in unrecognized deferred tax assets	5,016	761
Other adjustments	(86)	(7)
Total income tax expense	$669	$52

Current income tax expense	$656	$52
Deferred income tax expense	$13	$-

The composition of the Company's net deferred income tax liability that has been recognized is as follows:

	As at
	December 31,	December 31,
	2025	2024
Deferred tax assets:
Mineral expenditures and capital assets	$1,731	$2,060
Share issue costs	420	455
Non-capital losses and others	19,791	12,651
	21,942	15,166
Unrecognized deferred tax assets	(17,678)	(10,688)
Deferred tax liabilities	(4,708)	(4,909)
Net deferred income tax liabilities	$(444)	$(431)

Deferred income tax assets	$81	$105
Deferred income tax liabilities	$(525)	$(536)

The Company's significant temporary differences, unused tax credits, and unused tax losses that have not been recognized as deferred income tax assets as at December 31, 2025, are as follows:

	Mineral expenditures and other capital assets	Share issue costs	Non-capital losses and others	Total

Expiry 2026 to 2045	$-	$1,556	$42,218	$43,774
No expiry date	$17,457	$-	$7,498	$24,955

*Tax attributes are subject to review, and potential adjustments, by tax authorities.